Share Capital - Schedule of Options Granted to Employees and Directors (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding balance | shares	1,727,755
Weighted average exercise price Options outstanding, Options outstanding balance | $ / shares	$ 5.75
Weighted average remaining contractual term , Options outstanding balance	4 years 11 months 26 days
Aggregate intrinsic value, Options outstanding balance | $
Number of options, Granted | shares	52,000
Weighted average exercise price, Granted | $ / shares	$ 2.22
Weighted average remaining contractual term (in years), Granted	9 years 10 months 28 days
Aggregate intrinsic value, Granted | $
Number of options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Weighted average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $
Number of options, Expired | shares	(73,109)
Weighted average exercise price, Expired | $ / shares	$ 5.82
Weighted average remaining contractual term (in years), Expired
Aggregate intrinsic value, Expired | $
Number of options, Forfeited | shares	(79,439)
Weighted average exercise price, Forfeited | $ / shares	$ 5.78
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of options, Options outstanding balance | shares	1,627,207
Weighted average exercise price Options outstanding, Options outstanding balance | $ / shares	$ 5.64
Weighted average remaining contractual term, Options outstanding balance	3 years 9 months
Aggregate intrinsic value, Options outstanding balance | $
Number of options, Options exercisable balance | shares	1,491,983
Weighted average exercise price, Options exercisable balance | $ / shares	$ 5.71
weighted average remaining contractual term (in years), Options exercisable balance	3 years 4 months 9 days
aggregate intrinsic value, Options exercisable balance | $
Non-Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding balance | shares	36,666
Weighted average exercise price Options outstanding, Options outstanding balance | $ / shares	$ 8.35
Weighted average remaining contractual term , Options outstanding balance	6 years 9 months 10 days
Aggregate intrinsic value, Options outstanding balance | $
Number of options, Granted | shares	22,000
Weighted average exercise price, Granted | $ / shares	$ 2.42
Weighted average remaining contractual term (in years), Granted	9 years 9 months 10 days
Aggregate intrinsic value, Granted | $
Number of options, Forfeited | shares	(11,666)
Weighted average exercise price, Forfeited | $ / shares	$ 17.04
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of options, Options outstanding balance | shares	47,000
Weighted average exercise price Options outstanding, Options outstanding balance | $ / shares	$ 3.51
Weighted average remaining contractual term, Options outstanding balance	8 years 7 months 17 days
Aggregate intrinsic value, Options outstanding balance | $
Number of options, Options exercisable balance | shares	6,876
Weighted average exercise price, Options exercisable balance | $ / shares	$ 4.53
weighted average remaining contractual term (in years), Options exercisable balance	7 years 5 months 8 days
aggregate intrinsic value, Options exercisable balance | $